Acquisitions, Dispositions And Other Adjustments (Dispositions Narrative) (Details) - USD ($) $ in Millions					1 Months Ended		12 Months Ended
	Nov. 06, 2020	Oct. 31, 2020	Oct. 13, 2020	Dec. 31, 2018	Jun. 30, 2019	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash proceeds from sale of businesses and interest in affiliates							$ 3,641	$ 4,684	$ 2,148
Debt guarantee, original amount covered			$ 1,100
Debt guarantee			$ 600
Payments to redeem cumulative preferred interest in subsidiary that held notes secured by proceeds of sale							$ 1,950	$ 0	0
CME
Business Acquisition [Line Items]
Percent of interest disposed			65.30%
Cash proceeds from sale of businesses and interest in affiliates			$ 1,100
Gain (loss) on sale of investment			$ 39
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations
Business Acquisition [Line Items]
Gain (loss) on sale of investment		$ (82)
Consideration for completion of sale of operations		1,950
Payments to redeem cumulative preferred interest in subsidiary that held notes secured by proceeds of sale	$ 1,950	1,950
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations | Net Tax Liabilities
Business Acquisition [Line Items]
Decrease in accounts payable and accrued liabilities due to removal of held-for-sale liabilities upon disposal		500
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations | FCC Licenses
Business Acquisition [Line Items]
Decrease in other current assets due to removal of held-for-sale assets upon disposal		1,100
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations | Goodwill
Business Acquisition [Line Items]
Decrease in other current assets due to removal of held-for-sale assets upon disposal		250
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations | Property, Plant and Equipment
Business Acquisition [Line Items]
Decrease in other current assets due to removal of held-for-sale assets upon disposal		$ 850
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Brookfield Infrastructure Partners
Business Acquisition [Line Items]
Gain (loss) on sale of investment				$ 432
Proceeds from assets sold				1,100
Property, plant and equipment				298					298
Goodwill				$ 215					$ 215
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Hudson Yards North Tower Holdings LLC
Business Acquisition [Line Items]
Cash proceeds from sale of businesses and interest in affiliates					$ 2,081
Gain (loss) on sale of investment					$ (100)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Hulu
Business Acquisition [Line Items]
Cash proceeds from sale of businesses and interest in affiliates						$ 1,430
Gain (loss) on sale of investment						$ 740